Average Annual Total Returns - Institutional Class - PIMCO Global Bond Opportunities Portfolio Unhedged	Institutional 1 Year	Institutional 5 Years	Institutional 10 Years	Bloomberg Barclays Global Aggregate (USD Unhedged) Index (reflects no deductions for fees, expenses or taxes) 1 Year	Bloomberg Barclays Global Aggregate (USD Unhedged) Index (reflects no deductions for fees, expenses or taxes) 5 Years	Bloomberg Barclays Global Aggregate (USD Unhedged) Index (reflects no deductions for fees, expenses or taxes) 10 Years
Total	10.28%	4.98%	2.87%	9.20%	4.79%	2.83%